LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of company's lease-related assets and liabilities
	December 31,	December 31,
	2025	2024
Lease assets (current)	$36,861	$-
Lease liabilities (current)	$36,861	$-

Schedule of maturities of operating lease liabilities
2026	40,320
Less interest	(3,459)
Present value of lease liabilities	$36,861